Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Contributed Surplus

Amount
$
Contributed surplus

Balance – December 31, 2017	6,375

Share-based compensation – stock options vested	1,182
Stock options exercised	(1,053)

Balance – December 31, 2018	6,504

Share-based compensation
Stock options vested	1,138
DSUs vested	290
Reclassification of DSUs	955
Stock options exercised	(258)
Warrants expired	62

Balance – December 31, 2019	8,691

Schedule of Weighted Average Assumptions

	2019	2018
Risk-free interest rate	1.81%	2.02%
Expected volatility	64%	77%
Expected life (years)	4.2	4.2
Forfeiture rate	5%	5%

Schedule of Option Activity

Option activity for the years ended December 31, 2019 and 2018 was as follows:

			2019		2018
			Weighted		Weighted
			average		average
	Number		exercise price	Number	exercise price
	#		$	#	$
Outstanding - Beginning of year	1,474,477		4.12	1,498,052	2.26

Granted	343,100		6.39	619,505	6.65
Exercised	(139,877	) [1]	2.32	(626,875)[1]	2.18
Forfeited	(91,789)		6.81	(5,569)	1.80
Expired	(12,500)		2.37	(10,636)	4.92

Outstanding - End of year	1,573,411		4.63	1,474,477	4.12

[1] Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.

Schedule of Options Outstanding

At December 31, 2019, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$		#	$

1.98 – 2.29	240,626	2.07	1.36	240,626	2.07	1.36
2.30 – 2.61	389,625	2.39	1.64	389,625	2.39	1.64
2.62 – 5.18	178,125	3.45	2.87	78,125	2.82	0.32
5.19 – 6.72	343,230	6.40	3.22	131,772	6.40	3.22
6.73 – 7.39	421,805	7.24	3.60	71,584	7.09	3.17

	1,573,411	4.63	2.61	911,732	3.29	1.80